REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges	$ (3,858)	$ (4,100)
Revenue from contracts with customers	185,614	260,348
Changes in fair value from provisional pricing	64	457
Total revenue	185,678	260,805
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges	(46)	(69)
Revenue from contracts with customers	141,582	223,690
Total revenue	141,582	223,690
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges	(3,812)	(4,031)
Revenue from contracts with customers	44,032	36,658
Changes in fair value from provisional pricing	64	457
Total revenue	44,096	37,115
Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	154,205	236,113
Gold [Member] | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	141,333	223,272
Gold [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,872	12,841
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,465	22,960
Silver [Member] | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	295	487
Silver [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,170	22,473
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,686	2,180
Lead [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,686	2,180
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,116	3,161
Zinc [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,116	3,161
Ore processing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		34
Ore processing revenue | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 34